INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Equity Method And Other Investments [Abstract]
Schedule Of Equity Method And Other Investments
EQUITY METHOD AND OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31,
	2013	2012
Sempra South American Utilities:
Eletrans(1)	$(3)	$	―
Sempra Mexico:
Gasoductos de Chihuahua	379		340
Sempra Renewables:
Auwahi Wind Farm	53		72
Cedar Creek 2 Wind Farm	92		93
Copper Mountain Solar 2	67		―
Flat Ridge 2 Wind Farm	292		291
Fowler Ridge 2 Wind Farm	51		47
Mehoopany Wind Farm	85		89
Mesquite Solar 1	67		―
Sempra Natural Gas:
Rockies Express Pipeline LLC	329		361
Parent and other:
RBS Sempra Commodities LLP	73		126
Other	―		8
Total equity method investments	1,485		1,427
Other(2)	90		89
Total	$1,575		$1,516
(1)	Includes losses on forward exchange contracts as we discuss below.
(2)	Other includes Sempra South American Utilities' $10 million and $11 million in real estate investments at December 31, 2013 and 2012, respectively, and Sempra Natural Gas' $77 million and $74 million investment in industrial development bonds at Mississippi Hub at December 31, 2013 and 2012, respectively.